Accounts and transactions with related parties (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Directors [Member]
IfrsStatementLineItems [Line Items]
Audit's Committee	$ 58,644	$ 61,821	$ 64,704
Directors' Committee	78,954	65,341	82,379
Attendance meetings fee	1,815,197	1,792,439	1,472,234
Dividend Participation	2,407,381	2,178,909	2,008,338
Chief Executive [Member]
IfrsStatementLineItems [Line Items]
Directors' Committee	17,715	18,585	23,177
Attendance meetings fee	221,933	222,709	193,382
Dividend Participation	$ 24,002	$ 17,824	$ 37,437